Investment Securities (Tables)	12 Months Ended
Dec. 31, 2024
Investment Securities
Investment securities available for sale
(Dollars in thousands)
	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$7,981	-	724	7,257
U.S. Government sponsored enterprises	9,243	-	511	8,732
GSE - Mortgage-backed securities	248,837	162	23,207	225,792
Private label mortgage-backed securities	43,118	74	1,425	41,767
State and political subdivisions	129,659	-	25,204	104,455
Total	$438,838	236	51,071	388,003
(Dollars in thousands)
	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$10,974	-	830	10,144
U.S. Government sponsored enterprises	11,111	-	596	10,515
GSE - Mortgage-backed securities	257,705	185	22,988	234,902
Private label mortgage-backed securities	33,317	16	2,063	31,270
State and political subdivisions	129,922	-	24,829	105,093
Total	$443,029	201	51,306	391,924

Unrealized losses on investments in debt securities
(Dollars in thousands)
	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$-	-	7,257	724	7,257	724
U.S. government sponsored enterprises	-	-	8,732	511	8,732	511
GSE -Mortgage-backed securities	20,458	669	197,497	22,538	217,955	23,207
Private label mortgage-backed securities	4,010	9	21,727	1,416	25,737	1,425
State and political subdivisions	-	-	104,455	25,204	104,455	25,204
Total	$24,468	678	339,668	50,393	364,136	51,071
(Dollars in thousands)
	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$-	-	10,144	830	10,144	830
U.S. government sponsored enterprises	-	-	10,515	596	10,515	596
GSE -Mortgage-backed securities	24,167	546	203,234	22,442	227,401	22,988
Private label mortgage-backed securities	3,416	43	23,095	2,020	26,511	2,063
State and political subdivisions	-	-	105,093	24,829	105,093	24,829
Total	$27,583	589	352,081	50,717	379,664	51,306

Amortized cost and estimated fair value of investment securities available for sale
December 31, 2024
(Dollars in thousands)
	Amortized Cost	Fair Value
Due within one year	$7,999	7,991
Due from one to five years	32,911	29,586
Due from five to ten years	76,298	61,674
Due after ten years	72,793	62,960
GSE-Mortgage-backed securities	248,837	225,792
Total	$438,838	388,003